Shareholders' Equity (Details)															1 Months Ended							3 Months Ended	12 Months Ended
		Nov. 23, 2022	Aug. 11, 2022	May 13, 2020 $ / shares shares	May 04, 2020 $ / shares shares	Feb. 06, 2019 USD ($) $ / shares shares	May 08, 2018 USD ($) $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Jun. 02, 2017 USD ($) $ / shares shares	Jan. 23, 2017 USD ($) shares	Aug. 11, 2016 USD ($) $ / shares shares	Apr. 06, 2015 shares	Feb. 24, 2015 USD ($) $ / shares shares	Aug. 20, 2014 USD ($) shares	Mar. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 18, 2021 $ / shares	Jul. 27, 2020 $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Apr. 22, 2020 $ / shares shares	May 31, 2018 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 08, 2022 $ / shares	Dec. 19, 2019 USD ($) $ / shares shares	Apr. 25, 2018 shares	Mar. 06, 2015 shares	Oct. 14, 2014 shares	Aug. 20, 2014 ₪ / shares
Shareholders' Equity [Line Items]
Reverse share split ratio		1-for-20	1 for 10 to 1 for 20
Issuance of ordinary shares													8,334
Share price (in Dollars per share) | $ / shares													$ 1,440
Exercise price of warrants | $ / shares													$ 1,656
Gross proceeds issuance of offering (in Dollars) | $																								$ 8,850,000	$ 31,801,000
Warrant outstanding																								84,626	84,626
Offering price (in Dollars per share) | $ / shares							$ 110
Warrant to purchase						0.5
Shares issued	[1]																						5,850,555	5,844,463
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																										$ 1
Proceeds warrant from the exercise (in Dollars) | $																									$ 19,219,000
IPO [Member]
Shareholders' Equity [Line Items]
Issuance of ordinary shares													8,334
Share price (in Dollars per share) | $ / shares													$ 1,440
Gross proceeds issuance of offering (in Dollars) | $													$ 10,800,000
Stock issuance costs (in Dollars) | $													2,900,000
Fair value of warrants issued (in Dollars) | $													$ 196,000
Option exercise, shares																							1,282
Fair of value of warrant (in Dollars) | $														$ 125,000
Common Stock Units Issued																					94,075
Purchase Price Per Unit						51.6
Private Placement [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares													$ 1,800
Stock issuance costs (in Dollars) | $														1,200,000
Net proceeds from Private Placement (in Dollars) | $														10,900,000
Warrants issued																			963,254
Shares issued																											136,009
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																											$ 35
Proceeds From Issuance Of Shares (in Dollars) | $																											$ 4,760,000
Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Issuance of ordinary shares												625
Number of additional units purchased							23,921						1,250
Two Thousand Eighteen Public Offering [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares							$ 0.2
Gross proceeds issuance of offering (in Dollars) | $							$ 20,200,000
Offering price (in Dollars per share) | $ / shares							$ 136,924
2018 Pre-funded Units [Member]
Shareholders' Equity [Line Items]
Number of warrant purchase							22,546
Offering price (in Dollars per share) | $ / shares							$ 109.8
April-May 2020 Registered Direct Offering [Member]
Shareholders' Equity [Line Items]
Stock issuance costs (in Dollars) | $																								1,361,000
warrant execised																		750,001
Warrant to purchase				17,500	26,250															23,334
Warrants issued				250,000	333,334,375,001															333,334,375,001
Warrant that were exercised																						208,334
Shares issued				250,000	333,334,375,001															333,334,375,001
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				$ 12	$ 12															$ 12
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period				5 years	5 years															5 years
Exercise price of warrants (in Dollars per share) | $ / shares																	$ 15
April-May 2020 Offerings [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																			$ 16
warrant execised																						1,210,235
Proceeds warrant from the exercise (in Dollars) | $																						$ 19,240
Direct expenses (in Dollars) | $																						$ 21
Minimum [Member] | April-May 2020 Registered Direct Offering [Member]
Shareholders' Equity [Line Items]
Gross proceeds issuance of offering (in Dollars) | $																								10,139,000
Minimum [Member] | April-May 2020 Offerings [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares																						$ 15
Maximum [Member] | April-May 2020 Registered Direct Offering [Member]
Shareholders' Equity [Line Items]
Proceeds From Issuance Of Registred Direct Offering (in Dollars) | $																								$ 11,500,000
Maximum [Member] | April-May 2020 Offerings [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares																						$ 16
Series A Warrants [Member] | Private Placement [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares													$ 1,800										$ 1,800
Expiration date													Feb. 24, 2020
Series A Warrants [Member] | Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Partial exercise of warrants												313
Long Term Incentive Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares													$ 1,656
Warrant outstanding																									18,903
Long Term Incentive Warrants [Member] | Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Number of additional units purchased													1,875
Underwriter Warrants [Member] | IPO [Member]
Shareholders' Equity [Line Items]
Number of additional units purchased																													417
Number of warrant purchase																							417
Credit Line Agreement Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | ₪ / shares																															₪ 48
Principal amount (in Dollars) | $														$ 12,000,000
Percentage of shares fully diluted														2.00%
Convertible securities amount (in Dollars) | $														$ 1,000,000
Number of warrant purchase														11,078
Warrant term														10 years
Warrant outstanding																							370
warrant execised
Pontifax Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																									$ 1,214.4
Number of warrant purchase																									462					924
Warrants exipred date																							Oct. 14, 2022
Legal Warrants [Member] | IPO [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																							$ 1,214.4
Number of warrant purchase																							63
Warrants exipred date																							Feb. 24, 2020
Pre-funded Warrants [Member]
Shareholders' Equity [Line Items]
Gross proceeds issuance of offering (in Dollars) | $																					$ 4,500,000
Stock issuance costs (in Dollars) | $						$ 987,000
warrant execised						51,244
warrant exercised																					22,546
Number of warrants converted										1,209
Proceeds from Issuance of Warrants (in Dollars) | $										$ 14,500
Proceeds From Issuance Of Registred Direct Offering (in Dollars) | $						$ 7,500,000
Pre-funded Warrants [Member] | RD Offering [Member]
Shareholders' Equity [Line Items]
Issuance of ordinary shares											2,682
Share price (in Dollars per share) | $ / shares											$ 456
Exercise price of warrants | $ / shares											$ 12
Number of warrant purchase											10,477
Warrants exipred date											Aug. 11, 2023
Warrant purchase price (in Dollars per share) | $ / shares											$ 444
Gross Proceeds from issuance of direct offering (in Dollars) | $											$ 5,900,000
warrant exercised											2,396
One-year warrants [Member] | RD Offering [Member]
Shareholders' Equity [Line Items]
Issuance of ordinary shares									5,623
Share price (in Dollars per share) | $ / shares									$ 480
Exercise price of warrants | $ / shares									$ 510
Number of warrant purchase									5,623
Gross Proceeds from issuance of direct offering (in Dollars) | $									$ 2,690,000
warrant exercised																												2,841
Number of warrants converted																												679
Placement agent [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares						$ 64.5
Number of warrant purchase																									474
Warrants issued						10,173																		10,173
Placement agent [Member] | Private Placement [Member]
Shareholders' Equity [Line Items]
Warrant outstanding																									282
Five-year warrants [Member] | RD Offering [Member]
Shareholders' Equity [Line Items]
Issuance of ordinary shares								9,470
Share price (in Dollars per share) | $ / shares								$ 264
Exercise price of warrants | $ / shares								$ 300
Warrant outstanding																		4,262
Gross Proceeds from issuance of direct offering (in Dollars) | $								$ 2,500,000
Number of warrants converted								7,103
Series C Warrants [Member]
Shareholders' Equity [Line Items]
Number of additional units purchased							23,921
Warrants exipred date																					May 08, 2023
Series C Warrants [Member] | Two Thousand Eighteen Public Offering [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares							$ 110
Warrant term							5 years
Series D Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares						$ 51.6
Warrant to purchase						0.5
Pre-funded Warrants one [Member]
Shareholders' Equity [Line Items]
Proceeds From Issuance Of Registred Direct Offering (in Dollars) | $						$ 6,500,000
Warrant [Member]
Shareholders' Equity [Line Items]
Warrant outstanding																								24,210
Warrant that were exercised																		48,450
Warrants Exercise Transaction [Member]
Shareholders' Equity [Line Items]
Number of warrants converted																			802,712
Warrants Exercise Transaction [Member] | Private Placement [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																			$ 15
Warrants Exercise Transaction [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																		$ 16
Stock issuance costs (in Dollars) | $																			$ 920,000
Proceeds From Exercise Of Warrants (in Dollars) | $																			$ 8,712,000
Warrants Exercise Transaction [Member] | Minimum [Member] | Private Placement [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																			$ 12
Warrants Exercise Transaction [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																			$ 300
Proceeds From Exercise Of Warrants (in Dollars) | $																			$ 9,632,000
Warrants Exercise Transaction [Member] | Maximum [Member] | Private Placement [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares																			$ 16
Placement Agent Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares															$ 12.5	$ 33.75
Placement agent [Member]
Shareholders' Equity [Line Items]
warrant execised																						67,084
Placement agent [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
warrant execised																						56,190
PlacementAgentsMember
Shareholders' Equity [Line Items]
Warrants issued																			56,190
Investor [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
warrant execised																						878,628
Investor [Member] | Warrant [Member] | RD Offering [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares															$ 13	$ 30
Warrants issued															1,000,000	1,296,297
Warrants Issued Not Exercised															750,000	1,296,297
Issuance Expenses (in Dollars) | $															$ 1,150,000	$ 3,199,000
Investor [Member] | Warrant [Member] | Minimum [Member] | RD Offering [Member]
Shareholders' Equity [Line Items]
Proceeds From Issuance Of Registred Direct Offering (in Dollars) | $															8,850,000	31,801,000
Investor [Member] | Warrant [Member] | Maximum [Member] | RD Offering [Member]
Shareholders' Equity [Line Items]
Proceeds From Issuance Of Registred Direct Offering (in Dollars) | $															$ 10,000,000	$ 35,000,000
Investor [Member] | Placement Agent Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares															$ 13
Warrant outstanding															926,297									1,296,297	1,296,297
Warrants issued																								64,815	64,815
Warrants Issued Not Exercised															50,000	64,815
Pre funded Units [Member]
Shareholders' Equity [Line Items]
Exercise price of warrants | $ / shares						$ 0.2
Pontifax Funds [Member]						1,024,876
Pre-funded warrants purchase price (in Dollars per share) | $ / shares						$ 51.4
Ordinary Shares [Member] | Investor [Member] | Placement Agent Warrants [Member]
Shareholders' Equity [Line Items]
Number of warrants converted															37,500	64,815
Percentage Of Ordinary Shares Issued Upon Cash Exercise Of Warrants To Placement Agent															5.00%	5.00%

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(7).